Schedule of Fair Value Measurement Hierarchy of Derivative Liability (Details) - Common Stock Warrants [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ (347)	$ (1,238)	$ (1,238)	$ (220)
Issuance of derivatives				(6,328)
Change in fair value	208	225	696	2,111
Exercise of warrants		195	195	3,199
Ending balance	$ (139)	$ (818)	$ (347)	$ (1,238)